Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Current assets:
Cash and cash equivalents	$ 19.1	$ 14.1	$ 30.0
Trade and other receivables	348.2	231.1	273.9
Financial assets, other	16.3	64.7	47.4
Construction contract assets	128.3	85.3	143.3
Inventories	96.5	97.6	98.9
Non-financial assets	125.2	124.2	120.6
Current tax assets	71.7	49.3	50.1
Total current assets	805.3	666.3	764.2
Non-current assets:
Orbital receivables	424.2	418.4	409.7
Financial assets, other	67.8	60.9	55.1
Inventories	5.3	5.3	5.3
Non-financial assets	63.7	4.2	3.5
Deferred tax assets	108.3	15.0	9.4
Property, plant and equipment	1,054.9	360.0	351.5
Intangible assets	1,753.4	331.6	313.4
Goodwill	2,374.4	699.5	697.0
Total non-current assets	5,852.0	1,894.9	1,844.9
Assets	6,657.3	2,561.2	2,609.1
Current liabilities:
Bank overdraft		17.9
Trade and other payables	236.9	186.0	167.3
Current tax liabilities	49.2	41.3	46.1
Financial liabilities, other	18.9	17.3	32.0
Provisions	8.7	4.7	9.2
Employee benefits	123.9	89.4	76.9
Non-financial liabilities	209.2	12.9	16.3
Construction contract liabilities	258.9	293.0	438.4
Securitization liability	15.5	14.9
Current portion of long-term debt	18.1	101.9	2.0
Current liabilities	939.3	779.3	788.2
Non-current liabilities:
Financial liabilities, other	13.8	15.4	21.4
Provisions	159.3	33.2	28.9
Employee benefits	217.6	238.1	231.3
Non-financial liabilities	176.4	15.8	18.7
Deferred tax liabilities	103.6	11.3	9.5
Securitization liability	90.8	106.3
Long-term debt	2,942.9	498.8	710.7
Total liabilities	4,643.7	1,698.2	1,808.7
Shareholders' equity:
Share capital	1,550.3	466.9	455.8
Contributed surplus	50.6	31.0	30.7
Retained earnings	261.8	208.8	144.2
Accumulated other comprehensive income	150.9	156.3	169.7
Shareholders' equity	2,013.6	863.0	800.4
Liabilities and Shareholders' Equity	$ 6,657.3	$ 2,561.2	$ 2,609.1